Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13001206

Received SEC
APR 04 2013
Washington, DC 20549

001-35860

April 4, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ALERE INFORMATICS, INC., ALERE WELLOGIC, LLC, ATS LABORATORIES, INC., AVEE LABORATORIES INC., ESCREEN, INC., GLOBAL ANALYTICAL DEVELOPMENT LLC, IONIAN TECHNOLOGIES INC., PEMBROOKE OCCUPATIONAL HEALTH, INC., SCREEN TOX, INC., STANDING STONE, INC., as additional guarantors of the obligations of Alere Inc. (formerly known as Inverness Medical Innovations, Inc.), Guarantee of 9.00% Senior Subordinated Notes due 2016 of Alere Inc. and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 3, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com